UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004
Check here if Amendment (     );         Amendment Number:
This Amendment (Check only one.):  (     ) is a restatement.
                                   (     ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        	    Landis Associates LLC
                    Michael Landis Hershey, President
Address:            415 McFarlan Rd.  Suite 213
                    Kennett Square, PA  19348

13F File Number:   28-5960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael L. Hershey
Title:     President
Phone:  610-925-0400
Signature, Place, and Date of Signing:  Michael L. Hershey,Kennett Square,PA.
                                       10/21/04
Report Type  (Check only one.):
(  x)        13F HOLDINGS REPORT.
(    )        13F NOTICE.
(    )        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manger:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
______________________________________
Michael L. Hershey, President



UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F SUMMARY PAGE

REPORT SUMARY:    LANDIS ASSOCIATES LLC

NUMBER OF OTHER INCLUDED MANAGERS:   0

FORM 13F INFORMATION TABLE ENTRY TOTAL: 131

FORM 13F INFORMATION TABLE VALUE TOTAL:      302333


LIST OF OTHER INCLUDED MANAGERS:    N/A

No.       13F File Number        Name





                                                        LANDIS ASSOCIATES LLC
                                                              FORM 13F
                                                         September 30, 2004

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Acacia Research/CombiMatrix Co COM              003881208      875 250000.00SH       Sole                250000.00
Access Pharmaceutical Inc.     COM              00431M209     1473 250000.00SH       Sole                250000.00
Aeroflex Inc.                  COM              007768104     2114 200000.00SH       Sole                200000.00
Alliance Gaming Corp New       COM              01859p609     1657 110000.00SH       Sole                110000.00
AmeriCredit Corp.              COM              03060R101     2088 100000.00SH       Sole                100000.00
America Movil SA DE CV         COM              02364W105     3318 85000.00 SH       Sole                 85000.00
American Eagle Outfitters Inc. COM              02553E106     2764 75000.00 SH       Sole                 75000.00
American Home Mortgage Investm COM              02660R107     2795 100000.00SH       Sole                100000.00
American Safety Insurance Hold COM              g02995101     1781 130000.00SH       Sole                130000.00
Amerigon Inc.                  COM              03070L300     1468 400000.00SH       Sole                400000.00
Axonyx Inc.                    COM              05461R101     2260 400000.00SH       Sole                400000.00
Axsys Technologies, Inc.       COM              054615109     3125 225000.00SH       Sole                225000.00
Aztar Corporation              COM              054802103     3975 150000.00SH       Sole                150000.00
Bancorp Bank                   COM              05969F104     1526 75000.00 SH       Sole                 75000.00
BioVeris Corp.                 COM              090676107     1925 310000.00SH       Sole                310000.00
Bitstream Inc.                 COM              091736108      444 277300.00SH       Sole                277300.00
Building Materials Holding Cor COM              120113105     4458 162000.00SH       Sole                162000.00
Burlington Resources, Inc.     COM              122014103     4080 100000.00SH       Sole                100000.00
CONSOL Energy, Inc.            COM              20854P109     3838 110000.00SH       Sole                110000.00
Cameco Corp.                   COM              13321L108     3962 50000.00 SH       Sole                 50000.00
Capital Lease Funding, Inc.    COM              140288101     1104 100000.00SH       Sole                100000.00
Carreker Corporation           COM              144433109     1142 150000.00SH       Sole                150000.00
Carrier Access Corp.           COM              144460102     1147 165000.00SH       Sole                165000.00
Celadon Group Inc.             COM              150838100     2381 125000.00SH       Sole                125000.00
Centex Corp.                   COM              152312104     1161 23000.00 SH       Sole                 23000.00
Central European and Russia Fu COM              153436100     2953 125000.00SH       Sole                125000.00
Century Aluminum Co.           COM              156431108     2357 85000.00 SH       Sole                 85000.00
ChipMOS Technologies Ltd. (Ber COM              G2110R106     1223 175000.00SH       Sole                175000.00
Cimarex Energy Co.             COM              171798101     2621 75000.00 SH       Sole                 75000.00
Circuit City Stores Circuit Ci COM              172737108     3068 200000.00SH       Sole                200000.00
Claire's Stores Inc.           COM              179584107     3130 125000.00SH       Sole                125000.00
Coast Distribution System, Inc COM              190345108     1041 150000.00SH       Sole                150000.00
Commercial Capital Bancorp, In COM              20162L105     4084 180000.00SH       Sole                180000.00
Craftmade International Inc.   COM              22413E104     1576 80000.00 SH       Sole                 80000.00
Cyberguard Corp.               COM              231910100     1182 200000.00SH       Sole                200000.00
Dick's Sporting Goods          COM              253393102     2672 75000.00 SH       Sole                 75000.00
DirecTV Group Inc.             COM              25459L106     1759 100000.00SH       Sole                100000.00
EOG Resources, Inc.            COM              26875P101     3951 60000.00 SH       Sole                 60000.00
Edge Petroleum Corp.           COM              279862106     1597 100000.00SH       Sole                100000.00
Extended Systems, Inc.         COM              301973103      597 241800.00SH       Sole                241800.00
Fairchild Semiconductor Intern COM              303726103     1134 80000.00 SH       Sole                 80000.00
Findwhat.com                   COM              317794105     2248 120000.00SH       Sole                120000.00
Franklin Bank                  COM              352451108     1705 100000.00SH       Sole                100000.00
Friedman, Billings, Ramsey Grp COM              358434108     1910 100000.00SH       Sole                100000.00
Frontier Oil Corp.             COM              35914P105     2361 100000.00SH       Sole                100000.00
GTech Holdings Corp.           COM              400518106     2532 100000.00SH       Sole                100000.00
Genesco Inc.                   COM              371532102     2355 100000.00SH       Sole                100000.00
Gevity HR Inc.                 COM              374393106     2492 162000.00SH       Sole                162000.00
Giant Industries               COM              374508109     2430 100000.00SH       Sole                100000.00
Golar Lng. Ltd.                COM              G9456A100     1954 125000.00SH       Sole                125000.00
Grey Wolf, Inc.                COM              397888108     2934 600000.00SH       Sole                600000.00
Hollis-Eden Pharmaceuticals, I COM              435902101     2154 200000.00SH       Sole                200000.00
HomeBanc Corp.                 COM              43738R109     1800 200000.00SH       Sole                200000.00
Hovnanian Enterprises Inc      COM              442487203     2406 60000.00 SH       Sole                 60000.00
Hughes Supply Inc.             COM              111182103     3308 110000.00SH       Sole                110000.00
I. D. Systems Inc.             COM              449489103     2882 205000.00SH       Sole                205000.00
International Game Tech        COM              459902102     2696 75000.00 SH       Sole                 75000.00
Interphase Corp                COM              460593106     1005 100000.00SH       Sole                100000.00
John B. San Filippo & Son      COM              800422107     1834 70000.00 SH       Sole                 70000.00
Jos. A. Bank Clothiers, Inc.   COM              480838101     2768 100000.00SH       Sole                100000.00
KB Home                        COM              48666K109     3380 40000.00 SH       Sole                 40000.00
KCS Energy Inc.                COM              482434206     2434 175000.00SH       Sole                175000.00
Krispy Kreme Doughnuts         COM              501014104     1266 100000.00SH       Sole                100000.00
Lennar Corp.                   COM              526057104     1666 35000.00 SH       Sole                 35000.00
Lone Star Technologies, Inc.   COM              542312103     3780 100000.00SH       Sole                100000.00
Marchex Inc.                   COM              56624r108     2804 225000.00SH       Sole                225000.00
MarineMax, Inc.                COM              567908108     2252 100000.00SH       Sole                100000.00
Markel Corp.                   COM              570535104     3701 12000.00 SH       Sole                 12000.00
Masco Corp.                    COM              574599106     3453 100000.00SH       Sole                100000.00
Meridian Resource Corp.        COM              58977Q109     3797 430000.00SH       Sole                430000.00
Mohawk Industries, Inc.        COM              608190104     3573 45000.00 SH       Sole                 45000.00
Neurometrix Inc.               COM              641255104     3000 300000.00SH       Sole                300000.00
New Century Financial Corp.    COM              6435EV108     3011 50000.00 SH       Sole                 50000.00
New York Mortgage Trust Inc.   COM              649604105     3273 350000.00SH       Sole                350000.00
Niko Resources Ltd.            COM              653905109     2364 75000.00 SH       Sole                 75000.00
Noble Energy Inc.              COM              655044105     2912 50000.00 SH       Sole                 50000.00
Noble International,Ltd.       COM              655053106     1370 75000.00 SH       Sole                 75000.00
Novell, Inc.                   COM              670006105     3155 500000.00SH       Sole                500000.00
Offshore Logistics Inc.        COM              676255102     3958 115000.00SH       Sole                115000.00
Omi Corp.                      COM              Y6476W104     3364 210000.00SH       Sole                210000.00
Optical Communication Products COM              68382T101      732 350000.00SH       Sole                350000.00
Orthologic Corp                COM              68750J107     1202 170700.00SH       Sole                170700.00
Oxigene Inc.                   COM              691828107     1222 200000.00SH       Sole                200000.00
PC Mall Inc.                   COM              69323K100     1682 110000.00SH       Sole                110000.00
Pacific Premier Bancorp        COM              69478x105     1775 150000.00SH       Sole                150000.00
Packeteer, Inc.                COM              695210104     2703 250000.00SH       Sole                250000.00
Patterson-UTI Energy Inc.      COM              703481101     1907 100000.00SH       Sole                100000.00
Paxar Corp.                    COM              704227107     1701 75000.00 SH       Sole                 75000.00
Phase Forward Inc.             COM              71721R406     2065 250000.00SH       Sole                250000.00
Pioneer Drilling Co.           COM              723655106     2520 300000.00SH       Sole                300000.00
Plains Exploration & Productio COM              726505100     1790 75000.00 SH       Sole                 75000.00
Questar Corp                   COM              748356102     3666 80000.00 SH       Sole                 80000.00
Quicksilver Resources Inc.     COM              74837R104     4247 130000.00SH       Sole                130000.00
Radyne Comstream Corp          COM              750611402     2262 300000.00SH       Sole                300000.00
Rambus Inc.                    COM              750917106     1098 70000.00 SH       Sole                 70000.00
Range Resources Corp.          COM              75281A109     3498 200000.00SH       Sole                200000.00
Rediff.com India Ltd.          COM              757479100     1140 150000.00SH       Sole                150000.00
Rio Tinto PLC                  COM              767204100     2716 25000.00 SH       Sole                 25000.00
Rubio's Restaurants Inc.       COM              78116B102     2508 275000.00SH       Sole                275000.00
Sanders Morris Harris Group In COM              80000Q104     2714 225000.00SH       Sole                225000.00
Semitool, Inc.                 COM              816909105     1328 175000.00SH       Sole                175000.00
Shore Bancshares Inc.          COM              825107105      407 14000.00 SH       Sole                 14000.00
Signature Bank, Inc.           COM              82669G104     2541 95000.00 SH       Sole                 95000.00
Siliconware Precision Industri COM              827084864     1019 302500.00SH       Sole                302500.00
Smith & Nephew PLC             COM              83175M205     3013 65000.00 SH       Sole                 65000.00
Southern Cross Resources,Inc.  COM              842902108     1350 1000000.00SH      Sole               1000000.00
Southwestern Energy Co.        COM              845467109     4619 110000.00SH       Sole                110000.00
Stage Stores Inc.              COM              85254C305     2909 85000.00 SH       Sole                 85000.00
Stanley Furniture Co., Inc.    COM              854305208     2640 60000.00 SH       Sole                 60000.00
Stonepath Group Inc.           COM              861837102      546 600000.00SH       Sole                600000.00
Suncor Energy Inc.             COM              867229106     2561 80000.00 SH       Sole                 80000.00
TRM Corp.                      COM              872636105     2858 150000.00SH       Sole                150000.00
Teekay Shipping Corp.          COM              Y8564W103     3447 80000.00 SH       Sole                 80000.00
Telecommunication Systems, Inc COM              87929J103     1091 340000.00SH       Sole                340000.00
Tempur-Pedic International Inc COM              88023U101     2249 150000.00SH       Sole                150000.00
Texas Cap Bancshares           COM              88224Q107     1815 100000.00SH       Sole                100000.00
Texas United Bancshares        COM              882838105     2200 125000.00SH       Sole                125000.00
TradeStation Group, Inc.       COM              89267P105     1073 175000.00SH       Sole                175000.00
Tsakos Energy Navigation Ltd.  COM              G9108L108     2636 75000.00 SH       Sole                 75000.00
Tyco International             COM              902124106     3066 100000.00SH       Sole                100000.00
USEC Inc.                      COM              90333E108     1556 150000.00SH       Sole                150000.00
Ultra Petroleum Corp.          COM              903914109     3924 80000.00 SH       Sole                 80000.00
Universal Stainless & Alloy Pr COM              913837100     1375 100000.00SH       Sole                100000.00
Valero Energy Corp.            COM              91913Y100     2005 25000.00 SH       Sole                 25000.00
Virginia Commerce Bancorp, Inc COM              92778Q109      506 18750.00 SH       Sole                 18750.00
Westcoast Hospitality Corp.    COM              95750P106     1667 300300.00SH       Sole                300300.00
Western Silver Corp            COM              959531104     3290 350000.00SH       Sole                350000.00
World Airways, Inc             COM              98142H105     1256 200000.00SH       Sole                200000.00
XM Satellite Radio Holdings, I COM              983759101     3102 100000.00SH       Sole                100000.00
XTO Energy Inc.                COM              98385X106     1949 60000.00 SH       Sole                 60000.00
eBay Inc.                      COM              278642103     1103 12000.00 SH       Sole                 12000.00
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